Intangible Assets - Summary of Goodwill (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill at beginning period	€ 3,495,000	€ 3,495,000
Impairment charge	0	0	€ 0
Goodwill at ending period	3,495,000	3,495,000	3,495,000
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill at beginning period	3,495,000	3,495,000
Additions
Goodwill at ending period	3,495,000	3,495,000	3,495,000
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill at beginning period
Impairment charge
Goodwill at ending period